Schedule of Derivative Financial Instruments Activity (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants				11,500,000
Fair Value on Issuance				$ 463,797
Gain/Loss on Derivatives		$ (10,863)	$ (755,862)	(132,195)
Fair Value, End of Period		0	10,863	$ 510,045
January 29, 2014 [Member]
Number of Warrants				7,500,000
Fair Value on Issuance				$ 381,334
Gain/Loss on Derivatives		0	(355,575)	(25,759)
Fair Value, End of Period		0	0	$ 355,575
February 20, 2014 [Member]
Number of Warrants				1,000,000
Fair Value on Issuance				$ 53,790
Gain/Loss on Derivatives		0	(38,618)	(15,172)
Fair Value, End of Period		0	0	$ 38,618
August 27, 2014 [Member]
Number of Warrants	[1]			1,500,000
Fair Value on Issuance				$ 74,313
Gain/Loss on Derivatives		(1,344)	(88,001)	15,033
Fair Value, End of Period		0	1,344	$ 89,345
October 3, 2014 [Member]
Number of Warrants				2,500,000
Fair Value on Issuance				$ 132,804
Gain/Loss on Derivatives		0	(26,507)	(106,297)
Fair Value, End of Period		0	0	$ 26,507
May 6, 2015 [Member]
Number of Warrants				7,500,000
Fair Value on Issuance				$ 256,680
Gain/Loss on Derivatives		(9,519)	(247,161)	0
Fair Value, End of Period		$ 0	$ 9,519	$ 0

[1]	Warrants expired on August 27, 2016.